[Logo – American Funds®]

The Tax-Exempt Money Fund of America
333 South Hope Street
Los Angeles, California 90071-1406

Phone (213) 486 9200
Fax (213) 486 9455
Email ksv@capgroup.com

Kimberly S. Verdick
Secretary

June 3, 2009

Document Control
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	The Tax-Exempt Money Fund of America
File Nos. 811-05750 and 033-26431

Dear Sir or Madam:

Enclosed is Form N-1A (Post-Effective Amendment No. 32 to the Registration Statement under the Securities Act of 1933 and Amendment No. 34 to the Registration Statement under the Investment Company Act of 1940) of The Tax-Exempt Money Fund of America.  This filing includes changes to the Registration Statement that are the subject of a definitive proxy statement filed with the U.S. Securities and Exchange Commission.  These changes include the conversion of the fund from a money market fund to a short-term tax-exempt bond fund (re-named “American Funds Short-Term Tax-Exempt Bond Fund”), the reorganization of the fund into a Delaware statutory trust and changes to the fundamental policies of the fund.

In addition, this registration statement has been updated based on the U.S. Securities and Exchange Commission’s revised N-1A disclosure requirements set forth in Release No. 33-8998 under the Securities Act of 1933.  We have also updated the filing to reflect the Staff’s comments with respect to the registration statements filed by AMCAP Fund, Inc. (File nos. 002-26516 and 811-01435) and EuroPacific Growth Fund (File nos. 811-03734 and 002-83847), to the extent such comments apply to The Tax-Exempt Money Fund of America.

 This filing is being made pursuant to rule 485(a), and we respectfully request that the Registration Statement become effective on August 7, 2009, the date we expect to implement the changes referenced above.  Thank you very much for your assistance.  If you have any questions please do not hesitate to contact me at (213) 486-9345 or Michael Triessl at (213) 615-4024.

Sincerely,

/s/ Kimberly S. Verdick

Kimberly S. Verdick

Enclosure